Shareholder Report	6 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AIM Investment Funds (Invesco Investment Funds)
Entity Central Index Key	0000826644
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
C000209569 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Select 40 Fund
Class Name	Class R6
Trading Symbol	OSPSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco SteelPath MLP Select 40 Fund (the “Fund”) for the period December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Select 40 Fund (Class R6)	$607	11.03%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 607
Expense Ratio, Percent	11.03%	[1],[2]
Net Assets	$ 2,332,180,297
Holdings Count | Holding	48
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of May 31, 2026)
Fund net assets	$2,332,180,297
Total number of portfolio holdings	48
Portfolio turnover rate	1%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of May 31, 2026)
Top ten holdings*
(% of net assets)
Western Midstream Partners L.P.	7.56%
Energy Transfer L.P.	7.40%
MPLX L.P.	6.84%
Plains All American Pipeline L.P.	5.90%
Targa Resources Corp.	5.75%
Kodiak Gas Services, Inc.	5.70%
ONEOK, Inc.	5.51%
Enterprise Products Partners L.P.	5.44%
Williams Cos., Inc. (The)	5.38%
NGL Energy Partners L.P.	5.24%
* Excluding money market fund holdings, if any.
Sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Western Midstream Partners L.P.	7.56%
Energy Transfer L.P.	7.40%
MPLX L.P.	6.84%
Plains All American Pipeline L.P.	5.90%
Targa Resources Corp.	5.75%
Kodiak Gas Services, Inc.	5.70%
ONEOK, Inc.	5.51%
Enterprise Products Partners L.P.	5.44%
Williams Cos., Inc. (The)	5.38%
NGL Energy Partners L.P.	5.24%
* Excluding money market fund holdings, if any.

C000209568 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Select 40 Fund
Class Name	Class R5
Trading Symbol	SPMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco SteelPath MLP Select 40 Fund (the “Fund”) for the period December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Select 40 Fund (Class R5)	$608	11.04%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 608
Expense Ratio, Percent	11.04%	[3],[4]
Net Assets	$ 2,332,180,297
Holdings Count | Holding	48
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of May 31, 2026)
Fund net assets	$2,332,180,297
Total number of portfolio holdings	48
Portfolio turnover rate	1%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of May 31, 2026)
Top ten holdings*
(% of net assets)
Western Midstream Partners L.P.	7.56%
Energy Transfer L.P.	7.40%
MPLX L.P.	6.84%
Plains All American Pipeline L.P.	5.90%
Targa Resources Corp.	5.75%
Kodiak Gas Services, Inc.	5.70%
ONEOK, Inc.	5.51%
Enterprise Products Partners L.P.	5.44%
Williams Cos., Inc. (The)	5.38%
NGL Energy Partners L.P.	5.24%
* Excluding money market fund holdings, if any.
Sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Western Midstream Partners L.P.	7.56%
Energy Transfer L.P.	7.40%
MPLX L.P.	6.84%
Plains All American Pipeline L.P.	5.90%
Targa Resources Corp.	5.75%
Kodiak Gas Services, Inc.	5.70%
ONEOK, Inc.	5.51%
Enterprise Products Partners L.P.	5.44%
Williams Cos., Inc. (The)	5.38%
NGL Energy Partners L.P.	5.24%
* Excluding money market fund holdings, if any.

C000209567 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Select 40 Fund
Class Name	Class Y
Trading Symbol	MLPTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco SteelPath MLP Select 40 Fund (the “Fund”) for the period December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Select 40 Fund (Class Y)	$611	11.11%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 611
Expense Ratio, Percent	11.11%	[5],[6]
Net Assets	$ 2,332,180,297
Holdings Count | Holding	48
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of May 31, 2026)
Fund net assets	$2,332,180,297
Total number of portfolio holdings	48
Portfolio turnover rate	1%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of May 31, 2026)
Top ten holdings*
(% of net assets)
Western Midstream Partners L.P.	7.56%
Energy Transfer L.P.	7.40%
MPLX L.P.	6.84%
Plains All American Pipeline L.P.	5.90%
Targa Resources Corp.	5.75%
Kodiak Gas Services, Inc.	5.70%
ONEOK, Inc.	5.51%
Enterprise Products Partners L.P.	5.44%
Williams Cos., Inc. (The)	5.38%
NGL Energy Partners L.P.	5.24%
* Excluding money market fund holdings, if any.
Sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Western Midstream Partners L.P.	7.56%
Energy Transfer L.P.	7.40%
MPLX L.P.	6.84%
Plains All American Pipeline L.P.	5.90%
Targa Resources Corp.	5.75%
Kodiak Gas Services, Inc.	5.70%
ONEOK, Inc.	5.51%
Enterprise Products Partners L.P.	5.44%
Williams Cos., Inc. (The)	5.38%
NGL Energy Partners L.P.	5.24%
* Excluding money market fund holdings, if any.

C000209566 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Select 40 Fund
Class Name	Class R
Trading Symbol	SPMWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco SteelPath MLP Select 40 Fund (the “Fund”) for the period December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Select 40 Fund (Class R)	$638	11.61%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 638
Expense Ratio, Percent	11.61%	[7],[8]
Net Assets	$ 2,332,180,297
Holdings Count | Holding	48
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of May 31, 2026)
Fund net assets	$2,332,180,297
Total number of portfolio holdings	48
Portfolio turnover rate	1%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of May 31, 2026)
Top ten holdings*
(% of net assets)
Western Midstream Partners L.P.	7.56%
Energy Transfer L.P.	7.40%
MPLX L.P.	6.84%
Plains All American Pipeline L.P.	5.90%
Targa Resources Corp.	5.75%
Kodiak Gas Services, Inc.	5.70%
ONEOK, Inc.	5.51%
Enterprise Products Partners L.P.	5.44%
Williams Cos., Inc. (The)	5.38%
NGL Energy Partners L.P.	5.24%
* Excluding money market fund holdings, if any.
Sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Western Midstream Partners L.P.	7.56%
Energy Transfer L.P.	7.40%
MPLX L.P.	6.84%
Plains All American Pipeline L.P.	5.90%
Targa Resources Corp.	5.75%
Kodiak Gas Services, Inc.	5.70%
ONEOK, Inc.	5.51%
Enterprise Products Partners L.P.	5.44%
Williams Cos., Inc. (The)	5.38%
NGL Energy Partners L.P.	5.24%
* Excluding money market fund holdings, if any.

C000209565 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Select 40 Fund
Class Name	Class C
Trading Symbol	MLPEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco SteelPath MLP Select 40 Fund (the “Fund”) for the period December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Select 40 Fund (Class C)	$665	12.11%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 665
Expense Ratio, Percent	12.11%	[9],[10]
Net Assets	$ 2,332,180,297
Holdings Count | Holding	48
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of May 31, 2026)
Fund net assets	$2,332,180,297
Total number of portfolio holdings	48
Portfolio turnover rate	1%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of May 31, 2026)
Top ten holdings*
(% of net assets)
Western Midstream Partners L.P.	7.56%
Energy Transfer L.P.	7.40%
MPLX L.P.	6.84%
Plains All American Pipeline L.P.	5.90%
Targa Resources Corp.	5.75%
Kodiak Gas Services, Inc.	5.70%
ONEOK, Inc.	5.51%
Enterprise Products Partners L.P.	5.44%
Williams Cos., Inc. (The)	5.38%
NGL Energy Partners L.P.	5.24%
* Excluding money market fund holdings, if any.
Sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Western Midstream Partners L.P.	7.56%
Energy Transfer L.P.	7.40%
MPLX L.P.	6.84%
Plains All American Pipeline L.P.	5.90%
Targa Resources Corp.	5.75%
Kodiak Gas Services, Inc.	5.70%
ONEOK, Inc.	5.51%
Enterprise Products Partners L.P.	5.44%
Williams Cos., Inc. (The)	5.38%
NGL Energy Partners L.P.	5.24%
* Excluding money market fund holdings, if any.

C000209570 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Select 40 Fund
Class Name	Class A
Trading Symbol	MLPFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco SteelPath MLP Select 40 Fund (the “Fund”) for the period December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Select 40 Fund (Class A)	$625	11.36%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 625
Expense Ratio, Percent	11.36%	[11],[12]
Net Assets	$ 2,332,180,297
Holdings Count | Holding	48
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of May 31, 2026)
Fund net assets	$2,332,180,297
Total number of portfolio holdings	48
Portfolio turnover rate	1%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of May 31, 2026)
Top ten holdings*
(% of net assets)
Western Midstream Partners L.P.	7.56%
Energy Transfer L.P.	7.40%
MPLX L.P.	6.84%
Plains All American Pipeline L.P.	5.90%
Targa Resources Corp.	5.75%
Kodiak Gas Services, Inc.	5.70%
ONEOK, Inc.	5.51%
Enterprise Products Partners L.P.	5.44%
Williams Cos., Inc. (The)	5.38%
NGL Energy Partners L.P.	5.24%
* Excluding money market fund holdings, if any.
Sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Western Midstream Partners L.P.	7.56%
Energy Transfer L.P.	7.40%
MPLX L.P.	6.84%
Plains All American Pipeline L.P.	5.90%
Targa Resources Corp.	5.75%
Kodiak Gas Services, Inc.	5.70%
ONEOK, Inc.	5.51%
Enterprise Products Partners L.P.	5.44%
Williams Cos., Inc. (The)	5.38%
NGL Energy Partners L.P.	5.24%
* Excluding money market fund holdings, if any.

C000209574 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Alpha Fund
Class Name	Class A
Trading Symbol	MLPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco SteelPath MLP Alpha Fund (the “Fund”) for the period December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Alpha Fund (Class A)	$502	9.35%
*	Annualized.

Expenses Paid, Amount	$ 502
Expense Ratio, Percent	9.35%	[13]
Net Assets	$ 1,137,776,540
Holdings Count | Holding	22
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of May 31, 2026)
Fund net assets	$1,137,776,540
Total number of portfolio holdings	22
Portfolio turnover rate	0%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of May 31, 2026)
Top ten holdings*
(% of net assets)
MPLX L.P.	12.32%
Energy Transfer L.P.	11.92%
Western Midstream Partners L.P.	10.42%
Enterprise Products Partners L.P.	9.89%
Targa Resources Corp.	9.29%
Plains All American Pipeline L.P.	7.28%
Hess Midstream L.P., Class A	5.28%
Sunoco L.P.	5.10%
ONEOK, Inc.	3.81%
Williams Cos., Inc. (The)	3.52%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
MPLX L.P.	12.32%
Energy Transfer L.P.	11.92%
Western Midstream Partners L.P.	10.42%
Enterprise Products Partners L.P.	9.89%
Targa Resources Corp.	9.29%
Plains All American Pipeline L.P.	7.28%
Hess Midstream L.P., Class A	5.28%
Sunoco L.P.	5.10%
ONEOK, Inc.	3.81%
Williams Cos., Inc. (The)	3.52%
* Excluding money market fund holdings, if any.

C000209575 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Alpha Fund
Class Name	Class C
Trading Symbol	MLPGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco SteelPath MLP Alpha Fund (the “Fund”) for the period December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Alpha Fund (Class C)	$542	10.10%
*	Annualized.

Expenses Paid, Amount	$ 542
Expense Ratio, Percent	10.10%	[14]
Net Assets	$ 1,137,776,540
Holdings Count | Holding	22
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of May 31, 2026)
Fund net assets	$1,137,776,540
Total number of portfolio holdings	22
Portfolio turnover rate	0%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of May 31, 2026)
Top ten holdings*
(% of net assets)
MPLX L.P.	12.32%
Energy Transfer L.P.	11.92%
Western Midstream Partners L.P.	10.42%
Enterprise Products Partners L.P.	9.89%
Targa Resources Corp.	9.29%
Plains All American Pipeline L.P.	7.28%
Hess Midstream L.P., Class A	5.28%
Sunoco L.P.	5.10%
ONEOK, Inc.	3.81%
Williams Cos., Inc. (The)	3.52%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
MPLX L.P.	12.32%
Energy Transfer L.P.	11.92%
Western Midstream Partners L.P.	10.42%
Enterprise Products Partners L.P.	9.89%
Targa Resources Corp.	9.29%
Plains All American Pipeline L.P.	7.28%
Hess Midstream L.P., Class A	5.28%
Sunoco L.P.	5.10%
ONEOK, Inc.	3.81%
Williams Cos., Inc. (The)	3.52%
* Excluding money market fund holdings, if any.

C000209576 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Alpha Fund
Class Name	Class R
Trading Symbol	SPMGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco SteelPath MLP Alpha Fund (the “Fund”) for the period December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Alpha Fund (Class R)	$516	9.60%
*	Annualized.

Expenses Paid, Amount	$ 516
Expense Ratio, Percent	9.60%	[15]
Net Assets	$ 1,137,776,540
Holdings Count | Holding	22
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of May 31, 2026)
Fund net assets	$1,137,776,540
Total number of portfolio holdings	22
Portfolio turnover rate	0%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of May 31, 2026)
Top ten holdings*
(% of net assets)
MPLX L.P.	12.32%
Energy Transfer L.P.	11.92%
Western Midstream Partners L.P.	10.42%
Enterprise Products Partners L.P.	9.89%
Targa Resources Corp.	9.29%
Plains All American Pipeline L.P.	7.28%
Hess Midstream L.P., Class A	5.28%
Sunoco L.P.	5.10%
ONEOK, Inc.	3.81%
Williams Cos., Inc. (The)	3.52%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
MPLX L.P.	12.32%
Energy Transfer L.P.	11.92%
Western Midstream Partners L.P.	10.42%
Enterprise Products Partners L.P.	9.89%
Targa Resources Corp.	9.29%
Plains All American Pipeline L.P.	7.28%
Hess Midstream L.P., Class A	5.28%
Sunoco L.P.	5.10%
ONEOK, Inc.	3.81%
Williams Cos., Inc. (The)	3.52%
* Excluding money market fund holdings, if any.

C000209573 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Alpha Fund
Class Name	Class Y
Trading Symbol	MLPOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco SteelPath MLP Alpha Fund (the “Fund”) for the period December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Alpha Fund (Class Y)	$489	9.10%
*	Annualized.

Expenses Paid, Amount	$ 489
Expense Ratio, Percent	9.10%	[16]
Net Assets	$ 1,137,776,540
Holdings Count | Holding	22
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of May 31, 2026)
Fund net assets	$1,137,776,540
Total number of portfolio holdings	22
Portfolio turnover rate	0%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of May 31, 2026)
Top ten holdings*
(% of net assets)
MPLX L.P.	12.32%
Energy Transfer L.P.	11.92%
Western Midstream Partners L.P.	10.42%
Enterprise Products Partners L.P.	9.89%
Targa Resources Corp.	9.29%
Plains All American Pipeline L.P.	7.28%
Hess Midstream L.P., Class A	5.28%
Sunoco L.P.	5.10%
ONEOK, Inc.	3.81%
Williams Cos., Inc. (The)	3.52%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
MPLX L.P.	12.32%
Energy Transfer L.P.	11.92%
Western Midstream Partners L.P.	10.42%
Enterprise Products Partners L.P.	9.89%
Targa Resources Corp.	9.29%
Plains All American Pipeline L.P.	7.28%
Hess Midstream L.P., Class A	5.28%
Sunoco L.P.	5.10%
ONEOK, Inc.	3.81%
Williams Cos., Inc. (The)	3.52%
* Excluding money market fund holdings, if any.

C000209571 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Alpha Fund
Class Name	Class R5
Trading Symbol	SPMHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco SteelPath MLP Alpha Fund (the “Fund”) for the period December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Alpha Fund (Class R5)	$485	9.02%
*	Annualized.

Expenses Paid, Amount	$ 485
Expense Ratio, Percent	9.02%	[17]
Net Assets	$ 1,137,776,540
Holdings Count | Holding	22
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of May 31, 2026)
Fund net assets	$1,137,776,540
Total number of portfolio holdings	22
Portfolio turnover rate	0%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of May 31, 2026)
Top ten holdings*
(% of net assets)
MPLX L.P.	12.32%
Energy Transfer L.P.	11.92%
Western Midstream Partners L.P.	10.42%
Enterprise Products Partners L.P.	9.89%
Targa Resources Corp.	9.29%
Plains All American Pipeline L.P.	7.28%
Hess Midstream L.P., Class A	5.28%
Sunoco L.P.	5.10%
ONEOK, Inc.	3.81%
Williams Cos., Inc. (The)	3.52%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
MPLX L.P.	12.32%
Energy Transfer L.P.	11.92%
Western Midstream Partners L.P.	10.42%
Enterprise Products Partners L.P.	9.89%
Targa Resources Corp.	9.29%
Plains All American Pipeline L.P.	7.28%
Hess Midstream L.P., Class A	5.28%
Sunoco L.P.	5.10%
ONEOK, Inc.	3.81%
Williams Cos., Inc. (The)	3.52%
* Excluding money market fund holdings, if any.

C000209572 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Alpha Fund
Class Name	Class R6
Trading Symbol	OSPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco SteelPath MLP Alpha Fund (the “Fund”) for the period December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Alpha Fund (Class R6)	$485	9.02%
*	Annualized.

Expenses Paid, Amount	$ 485
Expense Ratio, Percent	9.02%	[18]
Net Assets	$ 1,137,776,540
Holdings Count | Holding	22
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of May 31, 2026)
Fund net assets	$1,137,776,540
Total number of portfolio holdings	22
Portfolio turnover rate	0%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of May 31, 2026)
Top ten holdings*
(% of net assets)
MPLX L.P.	12.32%
Energy Transfer L.P.	11.92%
Western Midstream Partners L.P.	10.42%
Enterprise Products Partners L.P.	9.89%
Targa Resources Corp.	9.29%
Plains All American Pipeline L.P.	7.28%
Hess Midstream L.P., Class A	5.28%
Sunoco L.P.	5.10%
ONEOK, Inc.	3.81%
Williams Cos., Inc. (The)	3.52%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
MPLX L.P.	12.32%
Energy Transfer L.P.	11.92%
Western Midstream Partners L.P.	10.42%
Enterprise Products Partners L.P.	9.89%
Targa Resources Corp.	9.29%
Plains All American Pipeline L.P.	7.28%
Hess Midstream L.P., Class A	5.28%
Sunoco L.P.	5.10%
ONEOK, Inc.	3.81%
Williams Cos., Inc. (The)	3.52%
* Excluding money market fund holdings, if any.

C000209581 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Income Fund
Class Name	Class R6
Trading Symbol	OSPMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco SteelPath MLP Income Fund (the “Fund”) for the period December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Income Fund (Class R6)	$509	9.44%
*	Annualized.

Expenses Paid, Amount	$ 509
Expense Ratio, Percent	9.44%	[19]
Net Assets	$ 4,450,274,193
Holdings Count | Holding	29
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of May 31, 2026)
Fund net assets	$4,450,274,193
Total number of portfolio holdings	29
Portfolio turnover rate	1%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of May 31, 2026)
Top ten holdings*
(% of net assets)
Western Midstream Partners L.P.	15.29%
Enterprise Products Partners L.P.	14.99%
Energy Transfer L.P.	14.91%
MPLX L.P.	13.88%
Plains All American Pipeline L.P.	10.88%
Sunoco L.P.	8.54%
USA Compression Partners L.P.	5.66%
Antero Midstream Corp.	5.61%
NGL Energy Partners L.P.	4.77%
Kodiak Gas Services, Inc.	3.55%
* Excluding money market fund holdings, if any.
Sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Western Midstream Partners L.P.	15.29%
Enterprise Products Partners L.P.	14.99%
Energy Transfer L.P.	14.91%
MPLX L.P.	13.88%
Plains All American Pipeline L.P.	10.88%
Sunoco L.P.	8.54%
USA Compression Partners L.P.	5.66%
Antero Midstream Corp.	5.61%
NGL Energy Partners L.P.	4.77%
Kodiak Gas Services, Inc.	3.55%
* Excluding money market fund holdings, if any.

C000209580 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Income Fund
Class Name	Class R5
Trading Symbol	SPMQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco SteelPath MLP Income Fund (the “Fund”) for the period December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Income Fund (Class R5)	$509	9.44%
*	Annualized.

Expenses Paid, Amount	$ 509
Expense Ratio, Percent	9.44%	[20]
Net Assets	$ 4,450,274,193
Holdings Count | Holding	29
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of May 31, 2026)
Fund net assets	$4,450,274,193
Total number of portfolio holdings	29
Portfolio turnover rate	1%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of May 31, 2026)
Top ten holdings*
(% of net assets)
Western Midstream Partners L.P.	15.29%
Enterprise Products Partners L.P.	14.99%
Energy Transfer L.P.	14.91%
MPLX L.P.	13.88%
Plains All American Pipeline L.P.	10.88%
Sunoco L.P.	8.54%
USA Compression Partners L.P.	5.66%
Antero Midstream Corp.	5.61%
NGL Energy Partners L.P.	4.77%
Kodiak Gas Services, Inc.	3.55%
* Excluding money market fund holdings, if any.
Sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Western Midstream Partners L.P.	15.29%
Enterprise Products Partners L.P.	14.99%
Energy Transfer L.P.	14.91%
MPLX L.P.	13.88%
Plains All American Pipeline L.P.	10.88%
Sunoco L.P.	8.54%
USA Compression Partners L.P.	5.66%
Antero Midstream Corp.	5.61%
NGL Energy Partners L.P.	4.77%
Kodiak Gas Services, Inc.	3.55%
* Excluding money market fund holdings, if any.

C000209579 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Income Fund
Class Name	Class Y
Trading Symbol	MLPZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco SteelPath MLP Income Fund (the “Fund”) for the period December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Income Fund (Class Y)	$513	9.51%
*	Annualized.

Expenses Paid, Amount	$ 513
Expense Ratio, Percent	9.51%	[21]
Net Assets	$ 4,450,274,193
Holdings Count | Holding	29
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of May 31, 2026)
Fund net assets	$4,450,274,193
Total number of portfolio holdings	29
Portfolio turnover rate	1%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of May 31, 2026)
Top ten holdings*
(% of net assets)
Western Midstream Partners L.P.	15.29%
Enterprise Products Partners L.P.	14.99%
Energy Transfer L.P.	14.91%
MPLX L.P.	13.88%
Plains All American Pipeline L.P.	10.88%
Sunoco L.P.	8.54%
USA Compression Partners L.P.	5.66%
Antero Midstream Corp.	5.61%
NGL Energy Partners L.P.	4.77%
Kodiak Gas Services, Inc.	3.55%
* Excluding money market fund holdings, if any.
Sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Western Midstream Partners L.P.	15.29%
Enterprise Products Partners L.P.	14.99%
Energy Transfer L.P.	14.91%
MPLX L.P.	13.88%
Plains All American Pipeline L.P.	10.88%
Sunoco L.P.	8.54%
USA Compression Partners L.P.	5.66%
Antero Midstream Corp.	5.61%
NGL Energy Partners L.P.	4.77%
Kodiak Gas Services, Inc.	3.55%
* Excluding money market fund holdings, if any.

C000209578 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Income Fund
Class Name	Class R
Trading Symbol	SPNNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco SteelPath MLP Income Fund (the “Fund”) for the period December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Income Fund (Class R)	$539	10.01%
*	Annualized.

Expenses Paid, Amount	$ 539
Expense Ratio, Percent	10.01%	[22]
Net Assets	$ 4,450,274,193
Holdings Count | Holding	29
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of May 31, 2026)
Fund net assets	$4,450,274,193
Total number of portfolio holdings	29
Portfolio turnover rate	1%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of May 31, 2026)
Top ten holdings*
(% of net assets)
Western Midstream Partners L.P.	15.29%
Enterprise Products Partners L.P.	14.99%
Energy Transfer L.P.	14.91%
MPLX L.P.	13.88%
Plains All American Pipeline L.P.	10.88%
Sunoco L.P.	8.54%
USA Compression Partners L.P.	5.66%
Antero Midstream Corp.	5.61%
NGL Energy Partners L.P.	4.77%
Kodiak Gas Services, Inc.	3.55%
* Excluding money market fund holdings, if any.
Sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Western Midstream Partners L.P.	15.29%
Enterprise Products Partners L.P.	14.99%
Energy Transfer L.P.	14.91%
MPLX L.P.	13.88%
Plains All American Pipeline L.P.	10.88%
Sunoco L.P.	8.54%
USA Compression Partners L.P.	5.66%
Antero Midstream Corp.	5.61%
NGL Energy Partners L.P.	4.77%
Kodiak Gas Services, Inc.	3.55%
* Excluding money market fund holdings, if any.

C000209577 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Income Fund
Class Name	Class C
Trading Symbol	MLPRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco SteelPath MLP Income Fund (the “Fund”) for the period December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Income Fund (Class C)	$565	10.51%
*	Annualized.

Expenses Paid, Amount	$ 565
Expense Ratio, Percent	10.51%	[23]
Net Assets	$ 4,450,274,193
Holdings Count | Holding	29
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of May 31, 2026)
Fund net assets	$4,450,274,193
Total number of portfolio holdings	29
Portfolio turnover rate	1%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of May 31, 2026)
Top ten holdings*
(% of net assets)
Western Midstream Partners L.P.	15.29%
Enterprise Products Partners L.P.	14.99%
Energy Transfer L.P.	14.91%
MPLX L.P.	13.88%
Plains All American Pipeline L.P.	10.88%
Sunoco L.P.	8.54%
USA Compression Partners L.P.	5.66%
Antero Midstream Corp.	5.61%
NGL Energy Partners L.P.	4.77%
Kodiak Gas Services, Inc.	3.55%
* Excluding money market fund holdings, if any.
Sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Western Midstream Partners L.P.	15.29%
Enterprise Products Partners L.P.	14.99%
Energy Transfer L.P.	14.91%
MPLX L.P.	13.88%
Plains All American Pipeline L.P.	10.88%
Sunoco L.P.	8.54%
USA Compression Partners L.P.	5.66%
Antero Midstream Corp.	5.61%
NGL Energy Partners L.P.	4.77%
Kodiak Gas Services, Inc.	3.55%
* Excluding money market fund holdings, if any.

C000209582 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Income Fund
Class Name	Class A
Trading Symbol	MLPDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco SteelPath MLP Income Fund (the “Fund”) for the period December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Income Fund (Class A)	$526	9.76%
*	Annualized.

Expenses Paid, Amount	$ 526
Expense Ratio, Percent	9.76%	[24]
Net Assets	$ 4,450,274,193
Holdings Count | Holding	29
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of May 31, 2026)
Fund net assets	$4,450,274,193
Total number of portfolio holdings	29
Portfolio turnover rate	1%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of May 31, 2026)
Top ten holdings*
(% of net assets)
Western Midstream Partners L.P.	15.29%
Enterprise Products Partners L.P.	14.99%
Energy Transfer L.P.	14.91%
MPLX L.P.	13.88%
Plains All American Pipeline L.P.	10.88%
Sunoco L.P.	8.54%
USA Compression Partners L.P.	5.66%
Antero Midstream Corp.	5.61%
NGL Energy Partners L.P.	4.77%
Kodiak Gas Services, Inc.	3.55%
* Excluding money market fund holdings, if any.
Sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Western Midstream Partners L.P.	15.29%
Enterprise Products Partners L.P.	14.99%
Energy Transfer L.P.	14.91%
MPLX L.P.	13.88%
Plains All American Pipeline L.P.	10.88%
Sunoco L.P.	8.54%
USA Compression Partners L.P.	5.66%
Antero Midstream Corp.	5.61%
NGL Energy Partners L.P.	4.77%
Kodiak Gas Services, Inc.	3.55%
* Excluding money market fund holdings, if any.

C000209588 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Alpha Plus Fund
Class Name	Class A
Trading Symbol	MLPLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco SteelPath MLP Alpha Plus Fund (the “Fund”) for the period December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Alpha Plus Fund (Class A)	$777	14.05%
*	Annualized.

Expenses Paid, Amount	$ 777
Expense Ratio, Percent	14.05%	[25]
Net Assets	$ 328,348,387
Holdings Count | Holding	20
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of May 31, 2026)
Fund net assets	$328,348,387
Total number of portfolio holdings	20
Portfolio turnover rate	6%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of May 31, 2026)
Top ten holdings*
(% of net assets)
MPLX L.P.	17.34%
Energy Transfer L.P.	16.94%
Western Midstream Partners L.P.	14.74%
Enterprise Products Partners L.P.	13.97%
Targa Resources Corp.	13.33%
Plains All American Pipeline L.P.	10.31%
Hess Midstream L.P., Class A	7.46%
Sunoco L.P.	7.20%
ONEOK, Inc.	5.32%
Williams Cos., Inc. (The)	5.07%
* Excluding money market fund holdings, if any.
Sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
MPLX L.P.	17.34%
Energy Transfer L.P.	16.94%
Western Midstream Partners L.P.	14.74%
Enterprise Products Partners L.P.	13.97%
Targa Resources Corp.	13.33%
Plains All American Pipeline L.P.	10.31%
Hess Midstream L.P., Class A	7.46%
Sunoco L.P.	7.20%
ONEOK, Inc.	5.32%
Williams Cos., Inc. (The)	5.07%
* Excluding money market fund holdings, if any.

C000209587 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Alpha Plus Fund
Class Name	Class C
Trading Symbol	MLPMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco SteelPath MLP Alpha Plus Fund (the “Fund”) for the period December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Alpha Plus Fund (Class C)	$817	14.80%
*	Annualized.

Expenses Paid, Amount	$ 817
Expense Ratio, Percent	14.80%	[26]
Net Assets	$ 328,348,387
Holdings Count | Holding	20
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of May 31, 2026)
Fund net assets	$328,348,387
Total number of portfolio holdings	20
Portfolio turnover rate	6%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of May 31, 2026)
Top ten holdings*
(% of net assets)
MPLX L.P.	17.34%
Energy Transfer L.P.	16.94%
Western Midstream Partners L.P.	14.74%
Enterprise Products Partners L.P.	13.97%
Targa Resources Corp.	13.33%
Plains All American Pipeline L.P.	10.31%
Hess Midstream L.P., Class A	7.46%
Sunoco L.P.	7.20%
ONEOK, Inc.	5.32%
Williams Cos., Inc. (The)	5.07%
* Excluding money market fund holdings, if any.
Sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
MPLX L.P.	17.34%
Energy Transfer L.P.	16.94%
Western Midstream Partners L.P.	14.74%
Enterprise Products Partners L.P.	13.97%
Targa Resources Corp.	13.33%
Plains All American Pipeline L.P.	10.31%
Hess Midstream L.P., Class A	7.46%
Sunoco L.P.	7.20%
ONEOK, Inc.	5.32%
Williams Cos., Inc. (The)	5.07%
* Excluding money market fund holdings, if any.

C000209586 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Alpha Plus Fund
Class Name	Class R
Trading Symbol	SPMJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco SteelPath MLP Alpha Plus Fund (the “Fund”) for the period December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Alpha Plus Fund (Class R)	$791	14.30%
*	Annualized.

Expenses Paid, Amount	$ 791
Expense Ratio, Percent	14.30%	[27]
Net Assets	$ 328,348,387
Holdings Count | Holding	20
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of May 31, 2026)
Fund net assets	$328,348,387
Total number of portfolio holdings	20
Portfolio turnover rate	6%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of May 31, 2026)
Top ten holdings*
(% of net assets)
MPLX L.P.	17.34%
Energy Transfer L.P.	16.94%
Western Midstream Partners L.P.	14.74%
Enterprise Products Partners L.P.	13.97%
Targa Resources Corp.	13.33%
Plains All American Pipeline L.P.	10.31%
Hess Midstream L.P., Class A	7.46%
Sunoco L.P.	7.20%
ONEOK, Inc.	5.32%
Williams Cos., Inc. (The)	5.07%
* Excluding money market fund holdings, if any.
Sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
MPLX L.P.	17.34%
Energy Transfer L.P.	16.94%
Western Midstream Partners L.P.	14.74%
Enterprise Products Partners L.P.	13.97%
Targa Resources Corp.	13.33%
Plains All American Pipeline L.P.	10.31%
Hess Midstream L.P., Class A	7.46%
Sunoco L.P.	7.20%
ONEOK, Inc.	5.32%
Williams Cos., Inc. (The)	5.07%
* Excluding money market fund holdings, if any.

C000209585 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Alpha Plus Fund
Class Name	Class Y
Trading Symbol	MLPNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco SteelPath MLP Alpha Plus Fund (the “Fund”) for the period December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Alpha Plus Fund (Class Y)	$764	13.80%
*	Annualized.

Expenses Paid, Amount	$ 764
Expense Ratio, Percent	13.80%	[28]
Net Assets	$ 328,348,387
Holdings Count | Holding	20
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of May 31, 2026)
Fund net assets	$328,348,387
Total number of portfolio holdings	20
Portfolio turnover rate	6%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of May 31, 2026)
Top ten holdings*
(% of net assets)
MPLX L.P.	17.34%
Energy Transfer L.P.	16.94%
Western Midstream Partners L.P.	14.74%
Enterprise Products Partners L.P.	13.97%
Targa Resources Corp.	13.33%
Plains All American Pipeline L.P.	10.31%
Hess Midstream L.P., Class A	7.46%
Sunoco L.P.	7.20%
ONEOK, Inc.	5.32%
Williams Cos., Inc. (The)	5.07%
* Excluding money market fund holdings, if any.
Sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
MPLX L.P.	17.34%
Energy Transfer L.P.	16.94%
Western Midstream Partners L.P.	14.74%
Enterprise Products Partners L.P.	13.97%
Targa Resources Corp.	13.33%
Plains All American Pipeline L.P.	10.31%
Hess Midstream L.P., Class A	7.46%
Sunoco L.P.	7.20%
ONEOK, Inc.	5.32%
Williams Cos., Inc. (The)	5.07%
* Excluding money market fund holdings, if any.

C000209584 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Alpha Plus Fund
Class Name	Class R5
Trading Symbol	SPMPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco SteelPath MLP Alpha Plus Fund (the “Fund”) for the period December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Alpha Plus Fund (Class R5)	$761	13.74%
*	Annualized.

Expenses Paid, Amount	$ 761
Expense Ratio, Percent	13.74%	[29]
Net Assets	$ 328,348,387
Holdings Count | Holding	20
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of May 31, 2026)
Fund net assets	$328,348,387
Total number of portfolio holdings	20
Portfolio turnover rate	6%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of May 31, 2026)
Top ten holdings*
(% of net assets)
MPLX L.P.	17.34%
Energy Transfer L.P.	16.94%
Western Midstream Partners L.P.	14.74%
Enterprise Products Partners L.P.	13.97%
Targa Resources Corp.	13.33%
Plains All American Pipeline L.P.	10.31%
Hess Midstream L.P., Class A	7.46%
Sunoco L.P.	7.20%
ONEOK, Inc.	5.32%
Williams Cos., Inc. (The)	5.07%
* Excluding money market fund holdings, if any.
Sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
MPLX L.P.	17.34%
Energy Transfer L.P.	16.94%
Western Midstream Partners L.P.	14.74%
Enterprise Products Partners L.P.	13.97%
Targa Resources Corp.	13.33%
Plains All American Pipeline L.P.	10.31%
Hess Midstream L.P., Class A	7.46%
Sunoco L.P.	7.20%
ONEOK, Inc.	5.32%
Williams Cos., Inc. (The)	5.07%
* Excluding money market fund holdings, if any.

C000209583 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Alpha Plus Fund
Class Name	Class R6
Trading Symbol	OSPPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco SteelPath MLP Alpha Plus Fund (the “Fund”) for the period December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Alpha Plus Fund (Class R6)	$761	13.74%
*	Annualized.

Expenses Paid, Amount	$ 761
Expense Ratio, Percent	13.74%	[30]
Net Assets	$ 328,348,387
Holdings Count | Holding	20
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of May 31, 2026)
Fund net assets	$328,348,387
Total number of portfolio holdings	20
Portfolio turnover rate	6%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of May 31, 2026)
Top ten holdings*
(% of net assets)
MPLX L.P.	17.34%
Energy Transfer L.P.	16.94%
Western Midstream Partners L.P.	14.74%
Enterprise Products Partners L.P.	13.97%
Targa Resources Corp.	13.33%
Plains All American Pipeline L.P.	10.31%
Hess Midstream L.P., Class A	7.46%
Sunoco L.P.	7.20%
ONEOK, Inc.	5.32%
Williams Cos., Inc. (The)	5.07%
* Excluding money market fund holdings, if any.
Sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
MPLX L.P.	17.34%
Energy Transfer L.P.	16.94%
Western Midstream Partners L.P.	14.74%
Enterprise Products Partners L.P.	13.97%
Targa Resources Corp.	13.33%
Plains All American Pipeline L.P.	10.31%
Hess Midstream L.P., Class A	7.46%
Sunoco L.P.	7.20%
ONEOK, Inc.	5.32%
Williams Cos., Inc. (The)	5.07%
* Excluding money market fund holdings, if any.

[1]	Annualized.
[2]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
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[10]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[11]	Annualized.
[12]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[13]	Annualized.
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[29]	Annualized.
[30]	Annualized.